Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Abstract]
Schedule of Debt [Table Text Block]

Long-term debt as of December 31, 2012 and 2011 consists of the following bank loans:

	(In thousands of U.S. Dollars)
	December 31, 2012			December 31, 2011
Lender	Current Portion	Long- term portion	Total	Current portion	Long- term	Total
Deutsche Bank Nederland (a)	$14,741	$—	$14,741	$13,250	$—	$13,250
Deutsche Bank Nederland (b)	$14,741	$—	$14,741	$16,009	$—	$16,009
Credit Suisse (c)	$8,170	$—	$8,170	$19,099	$—	$19,099
Credit Suisse (d)	$8,170	$—	$8,170	$17,351	$—	$17,351
Credit Suisse (e)	$20,110	$—	$20,110	$—	$—	$—
First Business Bank (f)	$23,237	$—	$23,237	$23,237	$—	$23,237
Total	$89,169	$—	$89,169	$88,946	$—	$88,946